Share-based compensation - Performance-Based Restricted stock units - Changes in the PRSUs (Details)	12 Months Ended
	Dec. 31, 2024 D shares	Dec. 31, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of trading days | D	30
PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning	38,713
PRSUs granted (in shares)	47,894	38,713
Balance as at the end (none of which are vested)	86,607	38,713
PRSUs | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total quantity of PRSUs eligible to vest (as a percentage)	0.00%
PRSUs | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total quantity of PRSUs eligible to vest (as a percentage)	200.00%